Other operating expenses - Summary of audit and non-audit services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fees of Group's auditor
Audit fees	€ 25	€ 21	€ 19
Audit related fees	1	2	1
Total	€ 26	€ 23	€ 20